Income Taxes - Schedule of components of income tax expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred tax:
Total income tax benefit	$ 550,030	$ 233,716	$ 2,791,238	$ 590,954
VSee Lab, Inc
Current income Tax:
Current tax on profits					$ 14,334
Deferred tax:
Deferred taxation - current year					(1,994,609)	$ 694,363
Deferred taxation - prior years					141,785
Total income tax benefit					$ (1,838,490)	$ 694,363